Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Earnings Per Share Text Block Abstract
Schedule of loss per share
	SIX MONTHS ENDED
	June 30,	June 30,
	2022	2021
Loss attributable to owners of the Company	(7,306,318)	(6,754,579)
Weighted average number of shares outstanding	774,898	622,741
Basic and diluted loss per share	(9.43)	(10.85)